Consolidated Interim Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net operating revenue	$ 9,920	$ 9,673	$ 18,379	$ 18,107
Cost of goods sold and services rendered	(6,349)	(5,940)	(11,716)	(10,889)
Gross profit	3,571	3,733	6,663	7,218
Operating expenses
Selling and administrative	(137)	(139)	(277)	(257)
Research and development	(189)	(165)	(345)	(304)
Pre-operating and operational stoppage	(91)	(103)	(183)	(227)
Other operating revenues (expenses), net	721	(454)	465	(677)
Operating income	3,875	2,872	6,323	5,753
Financial income	78	106	187	227
Financial expenses	(365)	(397)	(704)	(717)
Other financial items, net	(965)	134	(1,172)	(197)
Equity results and other results in associates and joint ventures	112	5	236	(50)
Income before income taxes	2,735	2,720	4,870	5,016
Income taxes	34	(1,792)	(414)	(2,210)
Net income	2,769	928	4,456	2,806
Net income attributable to noncontrolling interests		36	8	77
Net income attributable to Vale's shareholders	$ 2,769	$ 892	$ 4,448	$ 2,729
Basic and diluted earnings per share attributable to Vale's shareholders
Basic earnings per share attributable to Vale's shareholders	$ 0.65	$ 0.20	$ 1.04	$ 0.62
Diluted earnings per share attributable to Vale's shareholders	$ 0.65	$ 0.20	$ 1.04	$ 0.62